Cover	Sep. 08, 2026
Cover [Abstract]
Entity Registrant Name	Viking Global Technologies, Inc.
Entity Central Index Key	0001309082
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-32508
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-2660243
Entity Address Address Line 1	12 Greenway Plaza
Entity Address Address Line 2	Suite 1100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77046
City Area Code	281
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	404-4387